Cash and cash equivalents - Short-Term Investments, Classified as Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosures Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 129,308	$ 340,800
Legg Mason - Western Asset Institutional cash reserves
Disclosures Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	122,337	312,924
JP Morgan US dollar Liquidity Fund Institutional
Disclosures Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	1,974	22,845
Banco Crédito e Inversiones
Disclosures Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 4,997	$ 5,031